Related Party Transactions (Details) - USD ($)	3 Months Ended		12 Months Ended
	Mar. 31, 2017	Mar. 31, 2016	Dec. 31, 2016	Dec. 31, 2015
Related Party Transactions (Textual)
Loan payable - related party			$ 99,974	$ 99,974
Due to stockholder	25,985
Interest expense on note payable - related party	$ 21,388	$ 30,025	$ 120,100	120,100
Ms. Soledad Bayazit [Member]
Related Party Transactions (Textual)
Secured convertible notes Interest rate	10.00%		10.00%
Principal amount	$ 1,201,000		$ 1,201,000
Convertible notes due date	Jan. 12, 2012		Jan. 12, 2012
Extended loans amount				$ 8,811
Ms. Bayazit [Member]
Related Party Transactions (Textual)
Secured convertible notes Interest rate	10.00%
Principal amount	$ 1,201,000
Additional loan amount	54,486
Loan payable - related party	154,460
Accrued interest	$ 672,231